Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000024639
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	1.30%	5.09%	3.67%
C000024641
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	4.29%	5.19%	3.46%
C000177177
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000177176
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Without Sales Load [Member] | C000024639
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%	6.07%	4.15%
Without Sales Load [Member] | C000024641
Average Annual Return [Line Items]
Average Annual Return, Percent	5.29%	5.19%	3.46%
Without Sales Load [Member] | C000177177
Average Annual Return [Line Items]
Average Annual Return, Percent	6.41%	6.31%	4.35%
Without Sales Load [Member] | C000177176
Average Annual Return [Line Items]
Average Annual Return, Percent	6.41%	6.35%	4.36%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	7.69%	7.28%	5.01%
FEDERATED INDEX: Lipper High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Average Annual Return, Percent	6.63%	6.69%	4.16%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	7.69%	7.28%	5.01%
FEDERATED INDEX: Lipper High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Average Annual Return, Percent	6.63%	6.69%	4.16%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	7.69%	7.28%	5.01%
FEDERATED INDEX: Lipper High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Average Annual Return, Percent	6.63%	6.69%	4.16%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	7.69%	7.28%	5.01%
FEDERATED INDEX: Lipper High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Average Annual Return, Percent	6.63%	6.69%	4.16%